    As filed with the Securities and Exchange Commission on July 1, 2025

Securities Act Registration No. 333-234544

Investment Company Act Registration No. 811-23439

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 304	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 306	☒

ETF OPPORTUNITIES TRUST

(Exact Name of Registrant as Specified in Charter)

Karen Shupe

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, VA 23235

(804) 267-7400

(Address and Telephone Number of Principal Executive Offices)

 The Corporation Trust Co.

Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

 Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 16, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of ETF Opportunities Trust:

Tuttle Capital 2X Long XRP Daily Target ETF
Tuttle Capital 2X Long Solana Daily Target ETF
Tuttle Capital 2X Long Trump Daily Target ETF
Tuttle Capital 2X Long Litecoin Daily Target ETF
Tuttle Capital 2X Long Melania Daily Target ETF
Tuttle Capital 2X Long Bonk Daily Target ETF
Tuttle Capital 2X Long BNB Daily Target ETF
Tuttle Capital 2X Long Cardano Daily Target ETF
Tuttle Capital 2X Long Chainlink Daily Target ETF
Tuttle Capital 2X Long Polkadot Daily Target ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 16, 2025 as the new effective date for Post-Effective Amendment No. 216 to the Registration Statement filed on January 28, 2025 for the following funds:

Tuttle Capital 2X Long XRP Daily Target ETF
Tuttle Capital 2X Long Solana Daily Target ETF
Tuttle Capital 2X Long Trump Daily Target ETF
Tuttle Capital 2X Long Litecoin Daily Target ETF
Tuttle Capital 2X Long Melania Daily Target ETF
Tuttle Capital 2X Long Bonk Daily Target ETF
Tuttle Capital 2X Long BNB Daily Target ETF
Tuttle Capital 2X Long Cardano Daily Target ETF
Tuttle Capital 2X Long Chainlink Daily Target ETF
Tuttle Capital 2X Long Polkadot Daily Target ETF

This Post-Effective Amendment incorporates by reference the Prospectus, Statement of Additional Information, and Part C contained in Post-Effective Amendment No. 216 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 304 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 1st day of July, 2025.

ETF OPPORTUNITIES TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 304 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	*Mary Lou H. Ivey	Trustee	July 1, 2025

	*Laura V. Morrison	Trustee	July 1, 2025

	*Dr. David J. Urban	Trustee	July 1, 2025

	/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	July 1, 2025
Karen M. Shupe

	/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	July 1, 2025
Ann T. MacDonald

*By:	/s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney